The Company’s disaggregated revenues consist of the following for the three and six months ended June 30, 2022 and 2021. (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue					$ 25	$ 29
Cost of goods sold					15
Turnongreen Inc [Member]
Revenue	1,062,000	1,831,000	2,191,000	3,213,000	5,346,000	5,416,000
Cost of goods sold	1,062,000	1,831,000	2,191,000	3,213,000	5,346,000	5,416,000
Turnongreen Inc [Member] | Transferred at Point in Time [Member]
Recognition of Deferred Revenue	1,062,000	1,831,000	2,191,000	3,213,000	5,346,000	5,416,000
Turnongreen Inc [Member] | Supplies [Member]
Cost of goods sold	1,016,000	1,831,000	2,112,000	3,213,000	5,328,000	5,416,000
Turnongreen Inc [Member] | E V Chargers [Member]
Cost of goods sold	46,000		79,000		18,000
North America [Member] | Turnongreen Inc [Member]
Revenue	822,000	1,290,000	1,834,000	2,497,000	4,684,000	4,482,000
Europe [Member] | Turnongreen Inc [Member]
Revenue	28,000	453,000	47,000	562,000	359,000	611,000
Other [Member] | Turnongreen Inc [Member]
Revenue	$ 212,000	$ 88,000	$ 310,000	$ 154,000	$ 303,000	$ 323,000